Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Big Tree Cloud Network Technology (Shenzhen) Co., LTD [Member]
Schedule of Related Party Transactions [Line Items]
Purchase of goods		$ 706
Sales of goods		63,083
Rental income	15,417	8,685
Wenquan, Zhu [Member]
Schedule of Related Party Transactions [Line Items]
Interest expense	$ 130,143	$ 14,769